Goodwill - Schedule of Goodwill Allocated (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 2,184.3	$ 1,673.8
Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	2,184.3	1,673.8
Cash-generating units | Canada
Disclosure of information for cash-generating units [line items]
Goodwill	359.5	359.5
Cash-generating units | United States
Disclosure of information for cash-generating units [line items]
Goodwill	1,304.9	963.1
Cash-generating units | Global
Disclosure of information for cash-generating units [line items]
Goodwill	$ 519.9	$ 351.2